MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST        Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 1999               New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Insured Municipal Trust (IMT) for the period ended April 30, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the rescue of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75 basis point reduction in the federal-funds rate during the fourth quarter of 1998.

International economic problems precipitated a "flight to quality" rally in fixed income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to the surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis.

MUNICIPAL MARKET CONDITIONS

During 1998, municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured index yields stood at 5.25 percent at the end of April, only 20 basis points higher than their October 1998 levels. In contrast, Treasury bond yields rose 50 basis points from
5.15 to 5.65 percent. During the past six months, the yield pick up for extending tax-exempt maturities from one to 30 years averaged 225 basis points.

The modest rally of municipals during 1998 created a favorable relative value relationship to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by December. The higher the ratio, the more attractive municipals are

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 92 percent by April. The high-to-low annual range of municipal/treasury yields for the past five years has averaged 93 to 84 percent.

In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 42 percent in the first four months of 1999 while total underwriting declined 22 percent.

PERFORMANCE

The Trust's net asset value (NAV) decreased from $16.13 per share to $15.82 per share for the six-month period ended April 30, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.45 per share and a long-term capital gain distribution of $0.1043 per share, paid on December 18, 1998, the Trust's total NAV return was 1.58 percent. IMT's value on the

                         30-YEAR BOND YIELDS 1994-1999

                                                                                        Insured
                                                                                    Municipal Yields
                                                                                          as a
                         30-Year Insured                  30-Year U.S.             Percentage of U.S.
                        Municipal Yields                 Treasury Yields             Treasury Yields
                         ---------------                  ------------                --------------
 1994                          5.40%                           6.34%                      85.17%
                               5.40                            6.24                       86.54
                               5.80                            6.66                       87.09
                               6.40                            7.09                       90.27
                               6.35                            7.32                       86.75
                               6.25                            7.43                       84.12
                               6.50                            7.61                       85.41
                               6.25                            7.39                       84.57
                               6.30                            7.45                       84.56
                               6.55                            7.81                       83.87
                               6.75                            7.96                       84.80
                               7.00                            8.00                       87.50
                               6.75                            7.88                       85.66
 1995                          6.40                            7.70                       83.12
                               6.15                            7.44                       82.66
                               6.15                            7.43                       82.77
                               6.20                            7.34                       84.47
                               5.80                            6.66                       87.09
                               6.10                            6.62                       92.15
                               6.10                            6.86                       88.92
                               6.00                            6.66                       90.09
                               5.95                            6.48                       91.82
                               5.75                            6.33                       90.84
                               5.50                            6.14                       89.58
                               5.35                            5.94                       90.07
 1996                          5.40                            6.03                       89.55
                               5.60                            6.46                       86.69
                               5.85                            6.66                       87.84
                               5.95                            6.89                       86.36
                               6.05                            6.99                       86.55
                               5.90                            6.89                       85.63
                               5.85                            6.97                       83.93
                               5.90                            7.11                       82.98
                               5.70                            6.93                       82.25
                               5.65                            6.64                       85.09
                               5.50                            6.35                       86.61
                               5.60                            6.63                       84.46
 1997                          5.70                            6.79                       83.95
                               5.65                            6.80                       83.09
                               5.90                            7.10                       83.10
                               5.75                            6.94                       82.85
                               5.65                            6.91                       81.77
                               5.60                            6.78                       82.60
                               5.30                            6.30                       84.13
                               5.50                            6.61                       83.21
                               5.40                            6.40                       84.38
                               5.35                            6.15                       86.99
                               5.30                            6.05                       87.60
                               5.15                            5.92                       86.99
 1998                          5.15                            5.80                       88.79
                               5.20                            5.92                       87.84
                               5.25                            5.93                       88.53
                               5.35                            5.95                       89.92
                               5.20                            5.80                       89.66
                               5.20                            5.65                       92.04
                               5.18                            5.71                       90.72
                               5.03                            5.27                       95.45
                               4.95                            5.00                       99.00
                               5.05                            5.16                       97.87
                               5.00                            5.06                       98.81
                               5.05                            5.10                       99.02
 1999                          5.00                            5.09                       98.23
                               5.10                            5.58                       91.40
                               5.15                            5.63                       91.47
                               5.20                            5.66                       91.87

Source: Municipal Market Data -- A Division of Thomas Financial Municipal Group

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

LARGEST SECTORS as of April 30, 1999
(% of Net Assets)

[LARGEST SECTORS BAR CHART]

Refunded                                                         40%
IDR/PCR*                                                         15%
Water & Sewer                                                    11%
Hospital                                                          5%
Mortgage                                                          5%
Public Facilities                                                 5%
Transportation                                                    5%

CREDIT ENHANCEMENTS as of April 30, 1999
(% of Net Assets)

[CREDIT ENHANCEMENTS PIE CHART]

MBIA                  34%
FGIC                  28%
AMBAC                 23%
FSA                   10%
GNMA                   5%

Portfolio structure is subject to change.


CALL STRUCTURE as of April 30, 1999
(% of Total Long-Term Portfolio)

WEIGHTED AVERAGE
CALL PROTECTION: 4 YEARS


[CALL STRUCTURE BAR CHART]


                 Percent          Years Bonds
                 Callable           Callable
                   1999               0%
                   2000               0%
                   2001              19%
                   2002              59%
                   2003               0%
                   2004               0%
                   2005               2%
                   2006               5%
                   2007               0%
                   2008               4%
                   2009               5%
                   2010+              6%

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

New York Stock Exchange decreased from $15.625 to $15.1875 per share during the same period. Based on this change plus reinvestment of tax-free dividends and long-term capital gain distribution, IMT 's total market return was 0.67 percent. As of April 30, 1999, IMT 's share price was a 4.00 percent discount to its NAV.

Monthly dividends for the second quarter of 1999 remained $0.075 per share. The Trust's level of undistributed net investment income was $0.095 per share on April 30, 1999, versus $0.077 per share on October 31, 1998.

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 12 long-term sectors and 57 credits. At the end of April, the portfolio's average maturity was 14 years. Portfolio duration, a measure of sensitivity to interest-rate changes, was 4.2 years. Issues in the refunded bond category comprised 40 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's call structure, largest sectors and mix of credit enhancements.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and the ARPS expenses (ARPS auction rate and expenses). The greater the spread and the larger the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During this six month period, ARPS leverage contributed approximately $0.06 per share to common share earnings. Weekly ARPS yields ranged between 2.75 and 5.125 percent. Two ARPS series totaling $130 million represented 27 percent of net assets.

ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

LOOKING AHEAD

The combination of a flight to quality and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have thus far outperformed Treasuries in 1999, we believe that municipals still offer investors considerable value versus their historical relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO                         /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                             MITCHELL M. MERIN
Chairman of the Board                              President

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.4%)
            General Obligation (3.6%)
$  3,500    Denver City & County School District No 1, Colorado, Ser
             1999 (FGIC)................................................   5.25%   12/01/17    $ 3,577,560
   8,000    Chicago, Illinois, Refg Ser 1992 (AMBAC)....................   6.25    01/01/11      9,118,880
   4,000    Clark County, Nevada, Transportation Impr Ltd Tax Ser
             06/01/92 B (AMBAC).........................................   6.50    06/01/17      4,761,720
--------                                                                                       -----------
  15,500                                                                                        17,458,160
--------                                                                                       -----------

            Educational Facilities Revenue (3.8%)
            Massachusetts Health & Educational Facilities Authority,
  15,000     Northeastern University Ser E (MBIA).......................   6.55    10/01/22     16,482,600
   1,745     Stonehill College Ser E (MBIA).............................   6.60    07/01/20      1,910,548
--------                                                                                       -----------
  16,745                                                                                        18,393,148
--------                                                                                       -----------

            Electric Revenue (2.5%)
  10,000    Piedmont Municipal Power Agency, South Carolina, 1991 Refg
             Ser (FGIC).................................................   6.25    01/01/18     10,573,200
   1,630    Lower Colorado Authority, Texas, Jr Lien Refg Ser 1992
             (AMBAC)....................................................   6.00    01/01/17      1,708,289
--------                                                                                       -----------
  11,630                                                                                        12,281,489
--------                                                                                       -----------

            Hospital Revenue (4.9%)
   5,000    Brevard County Health Facilities Authority, Florida,
             Wuesthoff Memorial Hospital Ser 1992 A (MBIA)..............   6.625   04/01/13      5,442,800
   3,000    South Miami Health Authority, Florida, Baptist Health Ser
             1998 (MBIA)................................................   5.00    11/15/28      2,918,700
   3,000    Missouri Health & Educational Facilities Authority, SSM
             Healthcare Ser 1998 A (MBIA)...............................   5.00    06/01/22      2,931,570
  10,000    New Jersey Health Care Authority, St Barnabas Hospital Ser
             1998 B (MBIA)..............................................   4.75    07/01/28      9,442,100
   3,020    Amarillio Health Facilities Corporation, Texas, Baptist St
             Anthony's Hospital Ser 1998 (FSA)..........................   5.50    01/01/16      3,196,217
--------                                                                                       -----------
  24,020                                                                                        23,931,387
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (15.2%)
   6,000    Delaware Economic Development Authority, Delmarva Power &
             Light Co
             Ser 1992 A (AMT) (AMBAC)...................................   6.85    05/01/22      6,553,680
   5,000    Lawrenceburg, Indiana, Indiana & Michigan Power Co Refg Ser
             D (Secondary FGIC).........................................   7.00    04/01/15      5,479,400
  20,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
             (MBIA).....................................................   7.00    06/01/31     21,564,800
   7,500    Humboldt County, Nevada, Sierra Pacific Power Co Refg Ser
             1987 (AMBAC)...............................................   6.55    10/01/13      8,165,175
   5,000    New York State Energy Research & Development Authority,
             Brooklyn Union Gas Co 1996 Ser (MBIA)......................   5.50    01/01/21      5,213,050
   7,000    Montgomery County Industrial Development Authority,
             Pennsylvania, Philadelphia Electric Co Refg 1991 Ser B
             (MBIA).....................................................   6.70    12/01/21      7,562,240
            Brazos River Authority, Texas,
   7,500     Houston Lighting & Power Co 1992 A (AMBAC).................   6.70    03/01/17      8,154,450
  10,000     Texas Utilities Electric Co Collateralized Ser 1992 A (AMT)
               (AMBAC)..................................................   6.75    04/01/22     10,876,300
--------                                                                                       -----------
  68,000                                                                                        73,569,095
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (5.2%)
$  3,000    Alaska Housing Finance Corporation, Governmental 1995 Ser A
             (MBIA).....................................................   5.875%  12/01/24    $ 3,144,990
  14,300    Nebraska Investment Finance Authority, GNMA-Backed 1992 Ser
             A & B (AMT)................................................   6.70    09/15/24     15,115,958
   6,600    Ohio Housing Finance Agency, GNMA-Backed Ser A 1 & 2
             (AMT)......................................................   6.903   03/24/31      6,949,008
--------                                                                                       -----------
  23,900                                                                                        25,209,956
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (0.0%)
      60    New York State Medical Care Facilities Finance Agency,
--------     Mental Health
             1992 Ser A (FGIC)..........................................   6.375   08/15/17         64,915
                                                                                               -----------

            Public Facilities Revenue (4.5%)
  20,000    Hudson County, New Jersey, Correctional Refg Ser 1992 COPs
             (MBIA).....................................................   6.60    12/01/21     21,711,600
--------                                                                                       -----------

            Resource Recovery Revenue (1.8%)
   8,325    Detroit Economic Development Corporation, Michigan, Ser 1991
--------     A (AMT) (FSA)..............................................   6.875   05/01/09      8,913,328
                                                                                               -----------

            Transportation Facilities Revenue (4.6%)
   5,000    Greater Orlando Aviation Authority, Florida, Ser 1992 A
             (AMT) (FGIC)...............................................   6.50    10/01/12      5,460,700
   5,000    Hillsborough County Port District, Florida, Tampa Port
             Authority Refg Ser 1995 (AMT) (FSA)........................   5.75    06/01/13      5,325,350
   2,500    Hawaii, Airports Second Lien Ser 1991 (AMT) (MBIA)..........   6.75    07/01/21      2,682,325
   4,000    Illinois Toll Highway Authority, Priority Refg 1998 Ser A
             (FSA)......................................................   5.50    01/01/15      4,296,480
   4,500    Port of Portland, Oregon, Portland Int'l Airport Ser 12 C
             (AMT) (FGIC)...............................................   5.00    07/01/28      4,385,115
--------                                                                                       -----------
  21,000                                                                                        22,149,970
--------                                                                                       -----------

            Water & Sewer Revenue (11.1%)
   7,500    Tampa Bay Water, Florida, Utility Ser 1998 B (FGIC).........   4.75    10/01/27      7,054,500
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)......   5.00    11/01/29      2,913,180
   5,000    Douglasville-Douglas County Water Sewer Authority, Georgia,
             Ser 1998 (FGIC)............................................   4.50    06/01/23      4,560,600
   7,790    Kenton County Water District #1, Kentucky, Refg Ser 1992
             (FGIC).....................................................   6.375   02/01/17      8,470,301
   3,000    Detroit, Michigan, Water Supply Refg Ser 1992 (FGIC)........   6.375   07/01/22      3,257,340
   3,335    Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1998
             (AMBAC)....................................................   5.25    05/15/19      3,384,325
   2,700    Mahoning Valley Sanitary District, Ohio, Refg Ser 1998
             (FSA)......................................................   5.125   12/15/16      2,748,654
   5,000    Philadelphia, Pennsylvania, Water & Wastewater Ser 1998
             (AMBAC)....................................................   5.25    12/15/14      5,267,600
  10,000    Grand Strand Water & Sewer Authority, South Carolina, Refg
             Ser 1992 (MBIA)............................................   6.00    06/01/19     10,551,099
   5,000    North Charleston Sewer District, South Carolina, Refg Ser
             1992 A (MBIA)..............................................   6.00    07/01/18      5,282,400
--------                                                                                       -----------
  52,325                                                                                        53,489,999
--------                                                                                       -----------

            Refunded (40.2%)
  15,000    Delaware Health Facilities Authority, Medical Center of
             Delaware Ser 1992 (MBIA) (ETM).............................   6.25    10/01/06     17,054,850
  10,000    Orange County, Florida, Tourist Development Tax Ser 1992 B
             (AMBAC)....................................................   6.00    10/01/02+    10,755,300
  10,000    Reedy Creek Improvement District, Florida, Utilities Ser
             1991-1 (MBIA)..............................................   6.50    10/01/01+    10,769,600
  15,000    Cook County, Illinois, Ser 1992 A (MBIA)....................   6.60    11/15/02+    16,716,000
   6,000    Louisiana, Ser 1992 A (AMBAC)...............................   6.50    05/01/02+     6,586,200
   9,300    New Orleans, Louisiana, Issue of 1992 (FGIC)................   7.50    09/01/02+    10,401,957
   3,700    Massachusetts Health & Educational Facilities Authority,
             McLean Hospital Ser C (FGIC)...............................   6.625   07/01/02+     4,088,870
   7,000    Detroit, Michigan, Water Supply Refg Ser 1992 (FGIC)........   6.375   07/01/02+     7,644,140

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  6,400    Bergen County Utilities Authority, New Jersey, Water
             Pollution 1992 Ser A (FGIC)................................   6.50%   06/15/02+   $ 7,050,048
   4,950    Cleveland, Ohio, Waterworks Ser F 1992 B (AMBAC)............   6.50    01/01/02+     5,395,302
  15,000    Harrisburg Authority, Pennsylvania, Water Ser of 1992
             (FGIC).....................................................   6.50    08/15/02+    16,308,750
  15,000    South Carolina Public Service Authority, 1991 Ser D
             (AMBAC)....................................................   6.50    07/01/02+    16,535,100
   5,000    Chattanooga-Hamilton County Hospital Authority, Tennessee,
             Erlanger Medical Center 1991 Ser A (FSA)...................   6.854   05/01/01+     5,385,250
  15,000    Amarillo Health Facilities Corporation, Texas, High Plains
             Baptist Hospital Ser 1992 A & B (FSA)......................   6.562   01/01/02+    16,287,750
  10,000    Harris County, Texas, Sr Lien Toll Road Refg Ser 1992 A
             (AMBAC)....................................................   6.50    08/15/02+    11,050,000
  15,000    Metropolitan Seattle, Washington, Sewer Ser U (FGIC)........   6.60    01/01/01+    16,012,050
  15,000    Wisconsin Health & Educational Facilities Authority,
             Children's Hospital Inc Ser 1992 B (FGIC)..................   6.50    08/15/02+    16,555,200
--------                                                                                       -----------
 177,350                                                                                       194,596,367
--------                                                                                       -----------
 438,855    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $433,794,226).................   471,769,414
--------                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.1%)
   2,500    East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989
             (Demand 05/03/99)..........................................   4.25*   03/01/22      2,500,000
   3,000    Missouri Health & Education Facilities Authority, Cox Health
             Ser 1997 (Demand 05/03/99).................................   4.25*   06/01/15      3,000,000
--------                                                                                       -----------

   5,500    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------    (Identified Cost $5,500,000)....................................................     5,500,000
                                                                                               -----------

$444,355    TOTAL INVESTMENTS (Identified Cost $439,294,226)(a)....................     98.5%   477,269,414
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................    1.5      7,236,681
                                                                                       -----   ------------

            NET ASSETS..............................................................   100.0%  $484,506,095
                                                                                       =====   ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $38,530,761 and the aggregate gross unrealized depreciation is $555,573, resulting in net unrealized appreciation of $37,975,188.

Bond Insurance:
------------------------------------------------------------------------
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 April 30, 1999

Alaska...................     0.7%
Colorado.................     0.7
Delaware.................     4.9
Florida..................     9.9
Georgia..................     1.5
Hawaii...................     0.6
Illinois.................     6.2
Indiana..................     1.1
Kansas...................     4.5
Kentucky.................     1.7
Louisiana................     4.0
Massachusetts............     4.6
Michigan.................     4.1
Missouri.................     1.2
Nebraska.................     3.1
Nevada...................     2.7
New Jersey...............     7.9
New Mexico...............     0.7
New York.................     1.1
Ohio.....................     3.1
Oregon...................     0.9
Pennsylvania.............     6.0
South Carolina...........     8.9
Tennessee................     1.1
Texas....................    10.6
Washington...............     3.3
Wisconsin................     3.4
                             ----
Total....................    98.5%
                             ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $439,294,226).............................  $477,269,414
Cash........................................................        46,437
Interest receivable.........................................     7,432,668
Prepaid expenses............................................       156,824
                                                              ------------

    TOTAL ASSETS............................................   484,905,343
                                                              ------------

LIABILITIES:
Payable for:
    Investment management fee...............................       163,157
    Dividends to preferred shareholders.....................       111,664
Accrued expenses............................................       124,427
                                                              ------------

    TOTAL LIABILITIES.......................................       399,248
                                                              ------------

    NET ASSETS..............................................  $484,506,095
                                                              ============

COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares
 authorized of non-participating $.01 par value, 2,600
 shares outstanding)........................................  $130,000,000
                                                              ------------
Common shares of beneficial interest (unlimited shares
 authorized of $.01 par value, 22,412,813 shares
 outstanding)...............................................   311,334,969
Net unrealized appreciation.................................    37,975,188
Accumulated undistributed net investment income.............     2,136,634
Accumulated undistributed net realized gain.................     3,059,304
                                                              ------------

    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS............   354,506,095
                                                              ------------

    TOTAL NET ASSETS........................................  $484,506,095
                                                              ============

NET ASSET VALUE PER COMMON SHARE
 ($354,506,095 divided by 22,412,813 common shares
 outstanding)...............................................        $15.82
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $13,990,929
                                                              -----------

EXPENSES
Investment management fee...................................      847,783
Auction commission fees.....................................      176,511
Transfer agent fees and expenses............................       49,599
Professional fees...........................................       46,351
Shareholder reports and notices.............................       21,285
Registration fees...........................................       16,075
Auction agent fees..........................................        9,156
Trustees' fees and expenses.................................        8,975
Custodian fees..............................................        8,357
Other.......................................................       17,224
                                                              -----------

    TOTAL EXPENSES..........................................    1,201,316

Less: expense offset........................................       (8,317)
                                                              -----------

    NET EXPENSES............................................    1,192,999
                                                              -----------

    NET INVESTMENT INCOME...................................   12,797,930
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    3,059,309
Net change in unrealized appreciation.......................   (8,203,054)
                                                              -----------

    NET LOSS................................................   (5,143,745)
                                                              -----------

NET INCREASE................................................  $ 7,654,185
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                        APRIL 30,          ENDED
                                                           1999       OCTOBER 31, 1998
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................  $12,797,930      $ 26,364,849
Net realized gain....................................    3,059,309         2,338,083
Net change in unrealized appreciation................   (8,203,054)        1,110,562
                                                       ------------     ------------

    NET INCREASE.....................................    7,654,185        29,813,494
                                                       ------------     ------------

Dividends to preferred shareholders from net
 investment income...................................   (2,290,595)       (4,623,746)
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income................................  (10,086,523)      (21,408,649)
Net realized gain....................................   (2,338,096)         --
                                                       ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................  (12,424,619)      (21,408,649)
                                                       ------------     ------------

Decrease from transactions in common shares of
 beneficial interest.................................      (62,870)          (37,122)
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................   (7,123,899)        3,743,977

NET ASSETS:
Beginning of period..................................  491,629,994       487,886,017
                                                       ------------     ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,136,634 and $1,715,822, respectively).........  $484,506,095     $491,629,994
                                                       ============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 3, 1991 and commenced operations on February 28, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies.

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. ("the Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $33,568,825 and $37,309,136, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

Trustees' fees and expenses in the Statement of Operations amounted to $2,848. At April 30, 1999, the Trust had an accrued pension liability of $40,307 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series TU and TH Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                   AMOUNT IN             RESET         RANGE OF
SERIES   SHARES*   THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------   -------   ----------   -----   --------   ----------------
  TU        800     $40,000     3.35%   01/11/00    3.35% - 3.69%
  TH      1,800      90,000     3.31    05/07/99     2.75 - 5.125

---------------------
 * As of April 30, 1999.
** For the six months ended April 30, 1999.

Subsequent to April 30, 1999 and up through June 4, 1999 the Trust paid dividends to Series TU and TH at rates ranging from 3.21% to 3.35% in the aggregate amount of $393,346.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 1997...................................  22,419,213   $224,192    $311,210,769
Treasury shares purchased and retired (weighted average
 discount 3.27%)*...........................................      (2,400)       (24)        (37,098)
                                                              ----------   --------    ------------
Balance, October 31, 1998...................................  22,416,813    224,168     311,173,671
Treasury shares purchased and retired (weighted average
 discount 1.89%)*...........................................      (4,000)       (40)        (62,830)
                                                              ----------   --------    ------------
Balance April 30, 1999......................................  22,412,813   $224,128    $311,110,841
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 30, 1999, the Trust declared the following dividends from net investment income:

 AMOUNT        RECORD         PAYABLE
PER SHARE       DATE           DATE
---------   ------------   -------------
 $0.075      May 7, 1999    May 21, 1999
 $0.075     June 4, 1999   June 18, 1999

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                             FOR THE SIX                FOR THE YEAR ENDED OCTOBER 31*
                                                            MONTHS ENDED     ----------------------------------------------------
                                                           APRIL 30, 1999*     1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period.....................      $ 16.13        $ 15.96     $15.80    $ 15.86    $ 14.27    $ 16.95
                                                               -------        -------     ------    -------    -------    -------

Income (loss) from investment operations:
 Net investment income...................................         0.57           1.18       1.18       1.27       1.21       1.33
 Net realized and unrealized gain (loss).................        (0.23)          0.15       0.23      (0.02)      1.65      (2.67)
                                                               -------        -------     ------    -------    -------    -------

Total income (loss) from investment operations...........         0.34           1.33       1.41       1.25       2.86      (1.34)
                                                               -------        -------     ------    -------    -------    -------

Less dividends and distributions from:
 Net investment income...................................        (0.45)         (0.95)     (0.99)     (1.02)     (1.02)     (1.12)
 Common share equivalent of dividends paid to preferred
   shareholders..........................................        (0.10)         (0.21)     (0.21)     (0.21)     (0.23)     (0.22)
 Net realized gain.......................................        (0.10)            --      (0.05)     (0.08)     (0.02)        --
                                                               -------        -------     ------    -------    -------    -------

Total dividends and distributions........................        (0.65)         (1.16)     (1.25)     (1.31)     (1.27)     (1.34)
                                                               -------        -------     ------    -------    -------    -------

Net asset value, end of period...........................      $ 15.82        $ 16.13     $15.96    $ 15.80    $ 15.86    $ 14.27
                                                               =======        =======     ======    =======    =======    =======

Market value, end of period..............................      $15.188        $15.625     $15.25    $ 15.00    $14.625    $12.625
                                                               =======        =======     ======    =======    =======    =======

TOTAL RETURN+............................................         0.67%(1)       8.79%      8.80%     10.31%     24.59%    (18.84)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses...........................................         0.68%(2)(3)    0.66%      0.69%(3)   0.70%(3)   0.72%(3)   0.77%
Net investment income before preferred stock dividends...         7.21%(2)       7.33%      7.50%      7.54%      7.88%      8.45%
Preferred stock dividends................................         1.29%(2)       1.29%      1.35%      1.35%      1.50%      1.38%
Net investment income available to common shareholders...         5.92%(2)       6.04%      6.15%      6.19%      6.38%      7.07%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................     $484,506       $491,630   $487,886   $485,849   $490,116   $491,360
Asset coverage on preferred shares at end of period......          372%           378%       375%       373%       377%       307%
Portfolio turnover rate..................................            7%(1)          6%        --          1%         3%         6%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
INSURED
MUNICIPAL TRUST


Semiannual Report
April 30, 1999